4. Changes in accounting practices and disclosures (Details)	12 Months Ended
Dec. 31, 2018
Standard One
SummaryOfChangesInAccountingPracticesAndDisclosuresLineItems [Line Items]
New standards and revisions	Standard: IFRS 9 - Financial Instruments. Description: Changes in the classification and measurement requirements, mainly for impairment and hedge accounting. Impact: Except for the impact of the disclosure of allowance for doubtful accounts in the income statements, which is demonstrated as a separate item, the application of this standard did not impact materially the disclosures or amounts recognized in the annual financial statements.
Standard Two
SummaryOfChangesInAccountingPracticesAndDisclosuresLineItems [Line Items]
New standards and revisions	Standard: IFRS 15 - Revenue from Contracts with Customers. Description: Establishes a single comprehensive framework to determine if and when a revenue is recognized and how revenue is measured. IFRS 15 supersedes the current revenue recognition guidance including IAS 18 Revenue, IAS 11 Construction Contracts and IFRIC 13 Interpretation A – Customer Loyalty Programmes. Impact: (*) See impact analysis below.
Standard Three
SummaryOfChangesInAccountingPracticesAndDisclosuresLineItems [Line Items]
New standards and revisions	Standard: Amendments to IFRS 2 – Classification and measurement of share-based payment transactions. Description: Describe about modifications of settled options of shares. Impact: The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.
Standard Four
SummaryOfChangesInAccountingPracticesAndDisclosuresLineItems [Line Items]
New standards and revisions	Standard: Amendments to IAS 40 – Transfers of investment properties. Description: The amendments clarify that a transfer to or from investment properties requires an assessment of whether a property match, or no longer match, the definition of investment properties, supported by observable evidence of a change in use, and that a change in use is possible for properties under construction. Impact: The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.
Standard Five
SummaryOfChangesInAccountingPracticesAndDisclosuresLineItems [Line Items]
New standards and revisions	Standard: Annual improvements to IFRSs: 2014-2016 cycle Amendments to IAS 28 Investments in Associates and Joint Ventures. Description: The amendments clarify that the option made by a venture capital organization and other similar entities to measure investments in associates and joint ventures at fair value through profit or loss is available separately for each associate or joint venture, and this choice should be made in the inception. Impact: The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.
Standard Six
SummaryOfChangesInAccountingPracticesAndDisclosuresLineItems [Line Items]
New standards and revisions	Standard: IFRIC 22 – Foreign Currency Transactions and Advance Consideration. Description: Describes how the transaction date should be defined in order to determine the exchange rate applicable to the initial recognition of an asset, expense or income when the consideration of that item has been paid or received in advance in foreign currency, resulting in the recording of non-monetary assets and liabilities. Impact: The application of this interpretation did not impact the disclosures or amounts recognized in the annual financial statements.